Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value [Abstract]
Fair Value

Note 15 – Fair Value

The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices available in active markets for identical assets or liabilities trading in active markets.

Level 2 - Observable inputs other than quoted prices included in Level 1, such as quotable prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar valuation techniques that use significant unobservable inputs.

Financial instruments, including accounts receivable and accounts payable are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments. The Company’s other financial instruments include debt payable, the carrying value of which approximates fair value, as the notes bear terms and conditions comparable to market for obligations with similar terms and maturities, as well as warrant and embedded conversion liabilities that are accounted for at fair value on a recurring basis as of September 30, 2017, by level within the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrant liability	--	--	349,000	349,000
Derivative liability – September 30, 2017	$--	$--	$349,000	$349,000

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable. The Company’s level 3 liabilities shown in the above table consist of warrants that contain a cashless exercise feature that provides for their net share settlement at the option of the holder. Settlement at fair value upon the occurrence of a fundamental transaction would be computed using the Black Scholes Option Pricing Model.

Assumptions utilized in the valuation of Level 3 liabilities are described as follows:

For the Nine Months Ended September 30, 2017
Risk-free interest rate	1.89%
Expected life of option grants	5 years
Expected volatility of underlying stock	200%
Dividends assumption	$--

The expected stock price volatility for the Company’s stock options was determined by the historical volatilities for industry peers and used an average of those volatilities. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods. The expected term used is the contractual life of the instrument being valued. The dividends assumptions were $0 as the Company historically has not declared any dividends and does not expect to.

The following table presents the fair value reconciliation of Level 3 liabilities measured at fair value during the nine months ended September 30, 2017 (in thousands):

	Warrant Liability	Embedded Conversion Feature	Total Derivative Liabilities

Balance at January 1, 2017	$209	$1	$210
Fair value of warrants issued	350	--	350
Reclassification of warrants to derivative liabilities	3,773	--	3,773
Reclassification of warrants from derivative liabilities to APIC	(3,773)	--	(3,773)
Change in fair value of derivative	(209)	(1)	(210)
Balance at September 30, 2017	$350	$--	$350

Note 24 — Fair Value

The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices available in active markets for identical assets or liabilities trading in active markets.

Level 2 — Observable inputs other than quoted prices included in Level 1, such as quotable prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar valuation techniques that use significant unobservable inputs.

Financial instruments, including accounts receivable, accounts payable, and deferred revenues are carried at cost, which management believes approximates fair value due to the short-term nature of these instruments. The Company’s other financial instruments include debt payable, the carrying value of which approximates fair value, as the notes bear terms and conditions comparable to market for obligations with similar terms and maturities, as well as warrant and embedded conversion liabilities that are accounted for at fair value on a recurring basis as of December 31, 2016, by level within the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Embedded Conversion Feature	$—	$—	$1	$1
Warrant liability	—	—	209	209
Derivative liability – December 31, 2016	$—	$—	$210	$210

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable. The Company’s level 3 liabilities shown in the above table consist of warrants that contain a cashless exercise feature that provides for their net share settlement at the option of the holder. Settlement at fair value upon the occurrence of a fundamental transaction would be computed using the Black Scholes Option Pricing Model.

Assumptions utilized in the valuation of Level 3 liabilities are described as follows:

For the Year Ended December 31, 2016
Risk-free interest rate	2.10%
Expected life of option grants	5 years
Expected volatility of underlying stock	47.09%
Dividends assumption	$—

The expected stock price volatility for the Company’s stock options was determined by the historical volatilities for industry peers and used an average of those volatilities. Risk free interest rates were obtained from U.S. Treasury rates for the applicable periods. The expected term used is the contractual life of the instrument being valued. The dividends assumptions was $0 as the Company historically has not declared any dividends and does not expect to.

The following table presents the fair value reconciliation of Level 3 liabilities measured at fair value during the year ended December 31, 2016 (in thousands):

	Warrant Liability	Embedded Conversion Feature	Total Derivative Liabilities
Balance at January 1, 2016	$—	$—	$—
Included in Debt Discount	—	52	52
Reclassification of warrants to derivative liabilities	209	—	209
Change in fair value of derivative	—	(51)	(51)
Balance at December 31, 2016	$209	$1	$210